Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following:

	Capitalized Software	Website Domain	Total
Gross value at March 31, 2014	$1,460,994	$67,752	$1,528,746
Accumulated amortization at March 31, 2014	(632,521)	(67,752)	(700,273)
Net value at March 31, 2014	$828,473	$-	$828,473

Gross value at December 31, 2013	$1,317,976	$67,752	$1,385,728
Accumulated amortization at December 31, 2013	(511,012)	(67,752)	(578,764)
Net value at December 31, 2013	$806,964	$-	$806,964

Intangible assets consist of the following:

	Capitalized	Website
	Software	Domain	Total
Gross value at December 31, 2013	$1,317,976	$67,752	$1,385,728
Accumulated amortization at December 31, 2013	(511,012)	(67,752)	(578,764)
Net value at December 31, 2013	$806,964	$-	$806,964

Gross value at December 31, 2012	$777,034	$67,752	$844,786
Accumulated amortization at December 31, 2012	(155,103)	(65,530)	(220,633)
Net value at December 31, 2012	$621,931	$2,222	$624,153

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Future annual estimated amortization expense is summarized as follows:
Years ending December 31,
2014 (remaining nine months)	$396,278
2015	335,705
2016	90,119
2017	6,371
$828,473

Future annual estimated amortization expense is summarized as follows:
Years ending December 31,
2014	$452,223
2015	301,681
2016	53,060
$806,964